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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04847

                                  Eclipse Funds
               (Exact name of registrant as specified in charter)

  51 Madison Avenue, New York,                                    New York 10010
(Address of principal executive offices)                            (Zip Code)

      Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended January 31, 2006 is filed herewith.

MAINSTAY BALANCED FUND

PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT    VALUE
                                                               ---------   -----
    LONG-TERM BONDS (38.9%)                           +

    CONVERTIBLE BOND (0.0%)                           @

    INTERNET (0.0%)                                   @
    At Home Corp.
       4.75%, due 12/15/06                       (a) (b) (c)    $177,810    $18
                                                                            ---
    Total Convertible Bond
       (Cost $25,284)                                                        18
                                                                            ---

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                          ----------   ---------
    CORPORATE BONDS (37.9%)

    AEROSPACE & DEFENSE (0.8%)
    General Dynamics Corp.
       4.50%, due 8/15/10                                    874,000     856,800
    United Technologies Corp.
       6.50%, due 6/1/09                                   5,628,000   5,883,556
       7.125%, due 11/15/10                                2,180,000   2,368,910
                                                                       ---------
                                                                       9,109,266
                                                                       ---------
    AUTO PARTS & EQUIPMENT (0.4%)
    Johnson Controls, Inc.
       6.30%, due 2/1/08                                   4,325,000   4,411,561
                                                                       ---------
    BANKS (6.1%)
    Bank of America Corp.
       7.40%, due 1/15/11                                  1,000,000   1,096,729
       7.80%, due 2/15/10                                  4,500,000   4,946,472
    Bank One Corp.
       6.00%, due 8/1/08                                   5,247,000   5,364,905
       7.875%, due 8/1/10                                  7,000,000   7,753,704
    Bank One N.A.
       6.25%, due 2/15/08                                  1,800,000   1,841,580
    BankAmerica Corp.
       7.125%, due 3/1/09                                  1,660,000   1,757,483
    BankBoston N.A.
       6.375%, due 3/25/08                                 1,000,000   1,027,558
    Deutsche Bank Financial, Inc.
       6.70%, due 12/13/06                                 1,311,000   1,329,212
    FleetBoston Financial Corp.
       6.375%, due 5/15/08                                 3,000,000   3,082,653
       7.375%, due 12/1/09                                 1,200,000   1,295,747
    Mellon Bank N.A.
       7.625%, due 9/15/07                                 1,311,000   1,364,077
    Mellon Funding Corp.
       6.375%, due 2/15/10                                 1,960,000   2,054,323
       6.70%, due 3/1/08                                   2,026,000   2,095,125
    SunTrust Banks, Inc.

       6.25%, due 6/1/08                                  5,000,000    5,132,365
    U.S. Bancorp
       3.125%, due 3/15/08                                  437,000      421,354
       6.875%, due 9/15/07                                3,000,000    3,089,016
    U.S. Bank N.A.
       5.70%, due 12/15/08                                1,747,000    1,780,794
       6.30%, due 7/15/08                                 3,305,000    3,411,867
       6.375%, due 8/1/11                                 2,500,000    2,645,653
    Union Bank of Switzerland
       7.25%, due 7/15/06                                 1,000,000    1,009,658
    Wachovia Bank N.A.
       7.80%, due 8/18/10                                 4,475,000    4,958,685
    Wachovia Corp.
       4.95%, due 11/1/06                                   437,000      436,746
       6.15%, due 3/15/09                                 1,920,000    1,982,734
       6.25%, due 8/4/08                                  2,317,000    2,379,439
       6.375%, due 1/15/09                                1,736,000    1,804,201
    Wells Fargo & Co.
       3.50%, due 4/4/08                                    437,000      424,254
    Wells Fargo Bank N.A.
       6.45%, due 2/1/11                                  1,847,000    1,962,340
       7.55%, due 6/21/10                                 5,000,000    5,495,850
                                                                      ----------
                                                                      71,944,524
                                                                      ----------
    BEVERAGES (1.0%)
    Anheuser-Busch Cos., Inc.
       5.375%, due 9/15/08                                  900,000      909,880
       5.625%, due 10/1/10                                1,500,000    1,541,049
       5.65%, due 9/15/08                                   454,000      461,901
       5.75%, due 4/1/10                                    655,000      674,687
       6.00%, due 4/15/11                                 2,110,000    2,196,761
       7.50%, due 3/15/12                                 2,200,000    2,479,994
       9.00%, due 12/1/09                                 1,190,000    1,356,788
    PepsiCo., Inc.
       5.75%, due 1/15/08                                 1,747,000    1,773,125
                                                                      ----------
                                                                      11,394,185
                                                                      ----------
    CHEMICALS (0.8%)
    E.I. du Pont de Nemours & Co.
       3.375%, due 11/15/07                                 805,000      783,554
       4.75%, due 11/15/12                                2,000,000    1,944,094
       6.75%, due 9/1/07                                  2,000,000    2,052,310
    Praxair, Inc.
       6.50%, due 3/1/08                                  2,536,000    2,611,540
    Sherwin-Williams Co. (The)
       6.85%, due 2/1/07                                  2,649,000    2,699,018
                                                                      ----------
                                                                      10,090,516
                                                                      ----------
    COMPUTERS (1.4%)
    Computer Sciences Corp.
       6.25%, due 3/15/09                                 1,012,000    1,030,664
    Hewlett-Packard Co.
       5.50%, due 7/1/07                                  1,200,000    1,206,998
       5.75%, due 12/15/06                                1,311,000    1,319,491
    International Business Machines Corp.
       4.75%, due 11/29/12                                1,500,000    1,475,486
       4.875%, due 10/1/06                                  437,000      437,100

       5.375%, due 2/1/09                                   958,000      971,315
       5.50%, due 1/15/09                                   467,000      475,321
       6.45%, due 8/1/07                                  6,664,000    6,803,224
       7.50%, due 6/15/13                                 2,840,000    3,252,101
                                                                      ----------
                                                                      16,971,700
                                                                      ----------
    COSMETICS & PERSONAL CARE (0.8%)
    Gillette Co. (The)
       2.875%, due 3/15/08                                  437,000      419,587
       3.50%, due 10/15/07                                1,311,000    1,281,704
    Kimberly-Clark Corp.
       7.10%, due 8/1/07                                  3,245,000    3,343,281
    Procter & Gamble Co. (The)
       4.75%, due 6/15/07                                   218,000      217,704
       6.875%, due 9/15/09                                3,877,000    4,124,054
                                                                      ----------
                                                                       9,386,330
                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (12.8%)
    American Express Co.
       5.50%, due 9/12/06                                 1,000,000    1,003,792
    American Express Credit Corp.
       3.00%, due 5/16/08                                   874,000      836,847
    Associates Corp. of N.A.
       6.25%, due 11/1/08                        (d)      1,800,000    1,858,019
    Bear Stearns Cos., Inc. (The)
       4.00%, due 1/31/08                                 1,092,000    1,072,149
       7.625%, due 12/7/09                                3,250,000    3,532,068
       7.80%, due 8/15/07                                 2,000,000    2,081,424
    Boeing Capital Corp.
       5.75%, due 2/15/07                                   859,000      865,261
    Caterpillar Financial Services Corp.
       4.875%, due 6/15/07                                1,725,000    1,720,948
    CIT Group, Inc.
       4.75%, due 12/15/10                                  655,000      642,787
       5.50%, due 11/30/07                                1,000,000    1,007,383
       5.875%, due 10/15/08                               1,800,000    1,833,766
       6.875%, due 11/1/09                                2,500,000    2,639,683
       7.375%, due 4/2/07                                 2,000,000    2,051,874
       7.75%, due 4/2/12                                  3,000,000    3,374,580
    Citicorp
       6.375%, due 11/15/08                               1,500,000    1,556,027
       7.20%, due 6/15/07                                 1,000,000    1,029,595
    Citigroup Global Markets Holdings, Inc.
       6.50%, due 2/15/08                                 3,500,000    3,606,561
    Citigroup, Inc.
       5.00%, due 3/6/07                                    655,000      655,372
       6.50%, due 1/18/11                                 1,474,000    1,563,868
       7.25%, due 10/1/10                                 2,000,000    2,171,914
    Credit Suisse First Boston USA, Inc.
       6.125%, due 11/15/11                               6,462,000    6,739,485
       6.50%, due 6/1/08                                  4,500,000    4,632,921
    General Electric Capital Corp.
       4.25%, due 1/15/08                                   437,000      431,362
       5.375%, due 3/15/07                                  874,000      878,229
       6.50%, due 12/10/07                                2,000,000    2,053,976
       6.875%, due 11/15/10                               7,912,000    8,505,653
    Goldman Sachs Group, Inc. (The)

       5.70%, due 9/1/12                                   874,000       890,486
       6.65%, due 5/15/09                                2,430,000     2,541,780
       7.35%, due 10/1/09                                7,650,000     8,207,807
       Series B
       7.80%, due 1/28/10                                3,000,000     3,275,208
    Heller Financial, Inc.
       6.375%, due 3/15/06                                 218,000       218,417
       7.375%, due 11/1/09                               5,000,000     5,392,470
    HSBC Finance Corp.
       5.875%, due 2/1/09                                  437,000       446,303
       6.375%, due 8/1/10                                1,657,000     1,736,861
       6.40%, due 6/17/08                                3,600,000     3,702,247
       6.50%, due 11/15/08                               3,000,000     3,113,574
       6.75%, due 5/15/11                                2,374,000     2,533,516
       8.00%, due 7/15/10                                6,000,000     6,661,722
    International Lease Finance Corp.
       4.50%, due 5/1/08                                   437,000       431,483
       5.625%, due 6/1/07                                  655,000       658,797
       6.375%, due 3/15/09                               2,000,000     2,069,162
    John Deere BV
       5.875%, due 4/6/06                                1,500,000     1,502,804
    John Deere Capital Corp.
       3.90%, due 1/15/08                                  218,000       213,477
       4.50%, due 8/22/07                                  437,000       433,499
       6.00%, due 2/15/09                                2,000,000     2,048,402
    JP Morgan & Co., Inc.
       6.25%, due 2/15/11                                  262,000       274,021
    JPMorgan Chase & Co.
       5.35%, due 3/1/07                                 1,048,000     1,053,030
       6.75%, due 8/15/08                                1,405,000     1,460,162
    Lehman Brothers Holdings, Inc.
       4.37%, due 9/28/07                          (e)   2,000,000     1,981,120
       6.625%, due 2/5/06                                  501,000       501,049
       6.625%, due 1/18/12                               1,311,000     1,404,680
       7.00%, due 2/1/08                                 4,143,000     4,298,412
       7.875%, due 8/15/10                               3,000,000     3,329,319
       8.25%, due 6/15/07                                1,000,000     1,041,704
    Lehman Brothers, Inc.
       6.50%, due 4/15/08                                1,600,000     1,648,976
       7.625%, due 6/1/06                                  306,000       308,547
    Merrill Lynch & Co., Inc.
       5.10%, due 3/12/07                          (e)   1,000,000       989,740
       5.51%, due 3/2/09                           (e)     437,000       425,808
       6.00%, due 2/17/09                                8,337,000     8,564,008
       6.375%, due 10/15/08                              1,112,000     1,149,269
       7.00%, due 1/15/07                                1,757,000     1,791,139
    Morgan Stanley Dean Witter
       5.80%, due 4/1/07                                   874,000       878,738
       6.75%, due 4/15/11                                2,811,000     3,010,542
    Morgan Stanley Group, Inc.
       6.875%, due 3/1/07                                3,600,000     3,650,180
    Pitney Bowes Credit Corp.
       5.75%, due 8/15/08                                  874,000       887,782
    SLM Corp.
       3.625%, due 3/17/08                                 437,000       424,448
       4.00%, due 1/15/09                                  437,000       423,427
       5.55%, due 3/2/09                           (e)   1,311,000     1,277,819

       5.625%, due 4/10/07                               2,000,000     2,005,746
       6.47%, due 1/31/14                          (e)     874,000       864,875
    Toyota Motor Credit Corp.
       5.50%, due 12/15/08                               1,477,000     1,498,551
    Wells Fargo Financial, Inc.
       5.875%, due 8/15/08                               2,316,000     2,365,484
       6.85%, due 7/15/09                                  109,000       115,011
                                                                     -----------
                                                                     152,047,146
                                                                     -----------
    ELECTRIC (0.6%)
    Consolidated Edison Co. of New York
       7.50%, due 9/1/10                                 5,500,000     6,029,276
    Interstate Power & Light Co.
       6.625%, due 8/1/09                                1,311,000     1,359,959
                                                                     -----------
                                                                       7,389,235
                                                                     -----------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
    Emerson Electric Co.
       5.00%, due 10/15/08                                 262,000       261,737
       5.85%, due 3/15/09                                2,386,000     2,448,955
       7.125%, due 8/15/10                               4,500,000     4,891,095
                                                                     -----------
                                                                       7,601,787
                                                                     -----------
    ELECTRONICS (0.2%)
    Honeywell, Inc.
       7.00%, due 3/15/07                                2,376,000     2,422,258
       7.125%, due 4/15/08                                 131,000       137,202
                                                                     -----------
                                                                       2,559,460
                                                                     -----------
    FOOD (2.6%)
    Campbell Soup Co.
       5.50%, due 3/15/07                                3,405,000     3,410,765
       6.75%, due 2/15/11                                3,450,000     3,674,402
    General Mills, Inc.
       5.125%, due 2/15/07                                 437,000       437,662
    Kellogg Co.
       6.60%, due 4/1/11                                 4,500,000     4,780,206
    Nabisco, Inc.
       7.05%, due 7/15/07                                2,028,000     2,080,663
       7.55%, due 6/15/15                                5,000,000     5,757,855
    Sara Lee Corp.
       6.00%, due 1/15/08                                1,048,000     1,058,642
    Sysco International Co.
       6.10%, due 6/1/12                                 3,060,000     3,199,359
    Unilever Capital Corp.
       7.125%, due 11/1/10                               5,700,000     6,153,492
                                                                     -----------
                                                                      30,553,046
                                                                     -----------
    HEALTH CARE-PRODUCTS (0.2%)
    Johnson & Johnson
       6.625%, due 9/1/09                                2,371,000     2,517,720
                                                                     -----------
    INSURANCE (0.4%)
    Allstate Corp. (The)
       7.20%, due 12/1/09                                1,900,000     2,038,115
    John Hancock Financial Services, Inc.
       5.625%, due 12/1/08                               2,640,000     2,683,959

    Loews Corp.
       6.75%, due 12/15/06                                 437,000       441,527
                                                                     -----------
                                                                       5,163,601
                                                                     -----------
    MACHINERY - CONSTRUCTION & MINING (0.7%)
    Caterpillar, Inc.
       6.55%, due 5/1/11                                 3,915,000     4,199,014
       7.25%, due 9/15/09                                4,347,000     4,660,645
                                                                     -----------
                                                                       8,859,659
                                                                     -----------
    MACHINERY - DIVERSIFIED (0.6%)
    Deere & Co.
       7.85%, due 5/15/10                                6,608,000     7,309,254
                                                                     -----------
    MEDIA (0.4%)
    Gannett Co., Inc.
       5.50%, due 4/1/07                                   437,000       437,926
       6.375%, due 4/1/12                                2,095,000     2,164,665
    Walt Disney Co. (The)
       6.375%, due 3/1/12                                2,000,000     2,111,174
                                                                     -----------
                                                                       4,713,765
                                                                     -----------
    MISCELLANEOUS - MANUFACTURING (0.8%)
    Honeywell International, Inc.
       7.50%, due 3/1/10                                 5,985,000     6,539,684
    Illinois Tool Works, Inc.
       5.75%, due 3/1/09                                 3,090,000     3,168,526
                                                                     -----------
                                                                       9,708,210
                                                                     -----------
    OFFICE & BUSINESS EQUIPMENT (0.1%)
    Pitney Bowes, Inc.
       5.875%, due 5/1/06                                1,131,000     1,132,691
                                                                     -----------
    OIL & GAS (1.0%)
    Atlantic Richfield Co.
       5.90%, due 4/15/09                                1,000,000     1,033,855
    ChevronTexaco Capital Co.
       3.50%, due 9/17/07                                  706,000       690,688
    ConocoPhillips
       6.375%, due 3/30/09                               2,160,000     2,252,059
       8.75%, due 5/25/10                                4,440,000     5,076,172
    Texaco Capital, Inc.
       5.50%, due 1/15/09                                2,000,000     2,036,660
    Tosco Corp.
       7.25%, due 1/1/07                                   874,000       889,373
                                                                     -----------
                                                                      11,978,807
                                                                     -----------
    PHARMACEUTICALS (0.5%)
    Abbott Laboratories
       5.625%, due 7/1/06                                  874,000       877,112
       6.40%, due 12/1/06                                1,500,000     1,516,937
    Eli Lilly & Co.
       5.50%, due 7/15/06                                  655,000       657,302
    Pharmacia Corp.
       5.875%, due 12/1/08                                 437,000       448,244
    Warner-Lambert Co.
       6.00%, due 1/15/08                                2,218,000     2,261,768

                                                                     -----------
                                                                       5,761,363
                                                                     -----------
    RETAIL (1.9%)
    Home Depot, Inc. (The)
       5.375%, due 4/1/06                                1,118,000     1,118,747
    Kohl's Corp.
       6.30%, due 3/1/11                                   612,000       639,922
    Target Corp.
       5.375%, due 6/15/09                               2,706,000     2,736,543
       5.40%, due 10/1/08                                1,700,000     1,722,962
       5.50%, due 4/1/07                                 2,179,000     2,189,220
       5.95%, due 5/15/06                                  306,000       306,791
       7.50%, due 8/15/10                                3,034,000     3,335,282
    Wal-Mart Stores, Inc.
&      6.875%, due 8/10/09                              10,088,000    10,711,418
       7.25%, due 6/1/13                                   349,000       394,293
                                                                     -----------
                                                                      23,155,178
                                                                     -----------
    SOFTWARE (0.4%)
    First Data Corp.
       5.625%, due 11/1/11                                 661,000       666,254
       5.80%, due 12/15/08                               1,725,000     1,743,532
       6.375%, due 12/15/07                              2,133,000     2,179,041
                                                                     -----------
                                                                       4,588,827
                                                                     -----------
    TELECOMMUNICATIONS (2.5%)
    ALLTEL Corp.
       7.00%, due 7/1/12                                 6,500,000     7,101,348
    Ameritech Capital Funding Corp.
       6.15%, due 1/15/08                                1,916,000     1,946,342
    BellSouth Capital Funding Corp.
       7.75%, due 2/15/10                                6,000,000     6,544,632
    BellSouth Corp.
       6.00%, due 10/15/11                               2,000,000     2,072,488
    BellSouth Telecommunications, Inc.
       5.875%, due 1/15/09                                 262,000       267,007
    GTE North, Inc.
       6.375%, due 2/15/10                                 437,000       444,906
    New York Telephone Co.
       6.125%, due 1/15/10                                 874,000       874,297
    Pacific Bell
       6.875%, due 8/15/06                                 437,000       441,069
    Southwestern Bell Telephone Corp.
       6.375%, due 11/15/07                                 87,000        88,595
       6.625%, due 7/15/07                               1,100,000     1,121,151
    Verizon Communications, Inc.
       6.50%, due 9/15/11                                5,000,000     5,137,885
    Verizon Global Funding Corp.
       7.375%, due 9/1/12                                3,000,000     3,312,168
                                                                     -----------
                                                                      29,351,888
                                                                     -----------
    TEXTILES (0.3%)
    Cintas Corp. No. 2
       6.00%, due 6/1/12                                 3,095,000     3,242,081
                                                                     -----------
    Total Corporate Bonds
       (Cost $460,658,511)                                           450,941,800
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
    FEDERAL AGENCIES (0.9%)

    FEDERAL FARM CREDIT BANK (0.1%)
       3.47%, due 10/3/07                                  437,000       427,726
       3.80%, due 9/4/07                                   437,000       430,293
       3.875%, due 5/7/10                                  655,000       631,282
                                                                     -----------
                                                                       1,489,301
                                                                     -----------
    FEDERAL HOME LOAN BANK (0.3%)
       3.375%, due 2/15/08                                 440,000       427,946
       3.50%, due 2/11/08                                  875,000       853,606
       3.75%, due 4/1/10                                   655,000       628,755
       3.875%, due 2/12/10                                 220,000       212,461
       6.21%, due 12/3/07                                  440,000       450,868
                                                                     -----------
                                                                       2,573,636
                                                                     -----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (0.0%)@
       3.25%, due 3/14/08                                  437,000       423,633
                                                                     -----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
      (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.2%)
    Series 2734, Class JC
       3.50%, due 11/15/23                               1,142,085     1,112,917
    Series 2579, Class PG
       4.00%, due 3/15/27                                  207,137       204,935
    Series 2719, Class WB
       4.50%, due 8/15/21                                1,030,211       978,712
    Series 2589, Class GD
       5.00%, due 9/15/28                                  437,000       434,865
    Series 2600, Class MJ
       5.00%, due 9/15/29                                  437,000       427,338
                                                                     -----------
                                                                       3,158,767
                                                                     -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.1%)
       5.488%, due 2/17/09                     (e)         874,000       857,805
                                                                     -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.1%)
    Series 2003-17, Class QT
       5.00%, due 8/25/27                                1,031,000     1,021,218
    Series 2003-32, Class PG
       5.00%, due 10/25/27                                 437,000       431,296
                                                                     -----------
                                                                       1,452,514
                                                                     -----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.1%)
    Series 2003-19, Class BE
       4.50%, due 11/20/28                                 170,505       169,414
    Series 2003-50, Class PC
       5.50%, due 3/16/32                                  874,000       873,247
                                                                     -----------
                                                                       1,042,661
                                                                     -----------
    Total Federal Agencies
       (Cost $11,350,087)                                             10,998,317
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
    YANKEE BOND (0.1%)                         (f)

    CHEMICALS (0.1%)
    Dow Capital BV
       8.50%, due 6/8/10                                   495,000       553,709
                                                                     -----------
    Total Yankee Bond
       (Cost $571,905)                                                   553,709
                                                                     -----------
    Total Long-Term Bonds
       (Cost $472,605,787)                                           462,493,844
                                                                     -----------

                                                          SHARES        VALUE
                                                        ----------   -----------
    COMMON STOCKS (60.8%)

    AGRICULTURE (1.3%)
    Altria Group, Inc.                                     132,130     9,558,284
    UST, Inc.                                  (d)         160,414     6,246,521
                                                                     -----------
                                                                      15,804,805
                                                                     -----------
    AUTO MANUFACTURERS (0.6%)
    Ford Motor Co.                             (d)         851,566     7,306,436
                                                                     -----------
    AUTO PARTS & EQUIPMENT (0.4%)
    Lear Corp.                                 (d)         200,040     5,071,014
                                                                     -----------
    BANKS (2.6%)
    Commerce Bancshares, Inc.                              142,046     7,180,425
    First Citizens Bancshares, Inc. Class A                  1,097       210,690
    Fremont General Corp.                      (d)         106,368     2,606,016
    M&T Bank Corp.                                          71,982     7,795,651
    State Street Corp.                                     149,340     9,029,096
    U.S. Bancorp                                           147,074     4,398,983
                                                                     -----------
                                                                      31,220,861
                                                                     -----------
    BEVERAGES (0.6%)
    PepsiAmericas, Inc.                                    267,644     6,554,602
                                                                     -----------
    BUILDING MATERIALS (1.1%)
    Martin Marietta Materials, Inc.                         68,059     5,770,042
    Masco Corp.                                             10,905       323,333
    USG Corp.                                  (d) (g)      71,781     6,833,551
                                                                     -----------
                                                                      12,926,926
                                                                     -----------
    COMMERCIAL SERVICES (0.6%)
    Equifax, Inc.                                          189,155     7,248,420
                                                                     -----------
    COMPUTERS (1.5%)
&   Hewlett-Packard Co.                                    554,489    17,288,967
                                                                     -----------
    DIVERSIFIED FINANCIAL SERVICES (8.0%)
    A.G. Edwards, Inc.                                     162,299     7,720,563
    AmeriCredit Corp.                          (g)         280,704     8,073,047
    Bear Stearns Cos., Inc. (The)                           73,589     9,306,065
    CIT Group, Inc.                                        147,190     7,851,115

    Federated Investors, Inc. Class B                      124,284     4,798,605
&   Freddie Mac                                            169,320    11,490,055
    Friedman, Billings, Ramsey Group, Inc.
       Class A                                    (d)      184,595     2,137,610
    Janus Capital Group, Inc.                              100,209     2,093,366
&   Lehman Brothers Holdings, Inc.                          86,374    12,131,228
&   Merrill Lynch & Co., Inc.                              208,797    15,674,391
&   Morgan Stanley                                         229,533    14,104,803
                                                                     -----------
                                                                      95,380,848
                                                                     -----------
    ELECTRIC (3.3%)
    American Electric Power Co., Inc.                      231,070     8,623,532
    Edison International                                   191,645     8,397,884
    Entergy Corp.                                          124,050     8,622,716
    NRG Energy, Inc.                              (d)(g)   157,875     7,620,626
    Wisconsin Energy Corp.                                 154,909     6,430,273
                                                                     -----------
                                                                      39,695,031
                                                                     -----------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
    Energizer Holdings, Inc.                      (g)      140,392     7,596,611
                                                                     -----------
    ELECTRONICS (0.2%)
    Avnet, Inc.                                   (g)       76,285     1,865,168
                                                                     -----------
    ENVIRONMENTAL CONTROL (0.6%)
    Republic Services, Inc.                                198,730     7,521,931
                                                                     -----------
    FOOD (0.6%)
    Hershey Co. (The)                                      118,511     6,067,763
    Seaboard Corp.                                             341       501,267
    Tyson Foods, Inc. Class A                                7,444       106,673
                                                                     -----------
                                                                       6,675,703
                                                                     -----------
    HEALTH CARE-SERVICES (1.6%)
    Aetna, Inc.                                             81,421     7,881,553
    Community Health Systems, Inc.                (g)      187,197     6,812,099
    Humana, Inc.                                  (g)       60,132     3,353,562
    Sierra Health Services, Inc.                  (g)       15,760       624,411
                                                                     -----------
                                                                      18,671,625
                                                                     -----------
    HOME BUILDERS (0.4%)
    Ryland Group, Inc.                                      58,783     4,253,538
                                                                     -----------
    INSURANCE (12.0%)
    AFLAC, Inc.                                            162,413     7,625,290
    Alleghany Corp.                               (g)        7,200     2,089,800
    Allstate Corp. (The)                                   203,846    10,610,184
    American Financial Group, Inc.                          55,204     2,076,774
    American National Insurance Co.                         30,433     3,606,311
    AmerUs Group Co.                                       128,289     7,873,096
    CIGNA Corp.                                             75,926     9,232,602
    Hanover Insurance Group, Inc. (The)                    166,338     8,059,076
    Lincoln National Corp.                                 150,435     8,203,221
    Loews Corp.                                             52,184     5,150,039
    MetLife, Inc.                                          184,363     9,247,648
    MGIC Investment Corp.                         (d)      105,322     6,952,305
    Nationwide Financial Services, Inc. Class A             29,545     1,257,435
    Old Republic International Corp.                       352,024     7,550,915

    Principal Financial Group, Inc.                        181,226     8,546,618
    Progressive Corp. (The)                                 62,918     6,608,907
&   Prudential Financial, Inc.                             144,664    10,898,986
    Radian Group, Inc.                                      26,021     1,489,182
    SAFECO Corp.                                           130,047     6,794,956
    StanCorp Financial Group, Inc.                         146,765     7,301,559
    Torchmark Corp.                                         84,695     4,751,390
    UnumProvident Corp.                     (d)            335,079     6,812,156
                                                                     -----------
                                                                     142,738,450
                                                                     -----------
    MACHINERY - DIVERSIFIED (0.0%)          @
    MMH Holdings, Inc.                      (c)(g)(h)(i)        20         1,060
                                                                     -----------
    MEDIA (1.4%)
    Clear Channel Communications, Inc.                     261,505     7,654,251
    Liberty Media Corp. Class A             (g)          1,045,368     8,739,277
                                                                     -----------
                                                                      16,393,528
                                                                     -----------
    OIL & GAS (7.5%)
    Amerada Hess Corp.                                      57,150     8,846,820
    Anadarko Petroleum Corp.                                97,570    10,519,997
    Apache Corp.                                           117,468     8,872,358
    Chevron Corp.                                          139,634     8,291,467
    ConocoPhillips                                          13,692       885,872
    Devon Energy Corp.                                     154,619    10,546,562
&   ExxonMobil Corp.                                       530,406    33,282,977
    Sunoco, Inc.                            (d)             87,000     8,282,400
                                                                     -----------
                                                                      89,528,453
                                                                     -----------
    PHARMACEUTICALS (3.9%)
    AmerisourceBergen Corp.                                191,585     8,360,769
&   Merck & Co., Inc.                                      384,865    13,277,843
&   Pfizer, Inc.                                           962,111    24,707,010
                                                                     -----------
                                                                      46,345,622
                                                                     -----------
    PIPELINES (1.2%)
    Equitable Resources, Inc.                              186,879     6,895,835
    Kinder Morgan, Inc.                     (d)             74,249     7,146,466
                                                                     -----------
                                                                      14,042,301
                                                                     -----------
    REAL ESTATE (2.4%)
    Annaly Mortgage Management, Inc.        (d)            588,233     7,311,736
    Crescent Real Estate Equities Co.                      309,400     6,556,186
    Equity Office Properties Trust          (d)            246,943     7,857,726
    New Century Financial Corp.             (d)            186,849     7,330,086
                                                                     -----------
                                                                      29,055,734
                                                                     -----------
    RETAIL (3.0%)
    AutoNation, Inc.                        (d)(g)         332,785     7,417,778
    Circuit City Stores, Inc.                              318,544     8,030,494
    Dillard's, Inc. Class A                                282,273     7,310,871
    Federated Department Stores, Inc.                      131,838     8,784,366
    Sears Holdings Corp.                    (g)             34,103     4,141,468
                                                                     -----------
                                                                      35,684,977
                                                                     -----------
    SAVINGS & LOANS (0.6%)
    Astoria Financial Corp.                                250,913     7,226,294
                                                                     -----------

    SEMICONDUCTORS (0.7%)
    Freescale Semiconductor, Inc. Class B    (g)                308,561     7,791,165
                                                                          -----------
    TELECOMMUNICATIONS (1.4%)
    ALLTEL Corp.                             (d)                148,866     8,936,426
    CenturyTel, Inc.                                            225,823     7,519,906
                                                                          -----------
                                                                           16,456,332
                                                                          -----------
    TOBACCO (0.0%)                           @
    North Atlantic Trading Co., Inc.         (c) (g) (h) (i)        130             1
                                                                          -----------
    TOYS, GAMES & HOBBIES (0.6%)
    Mattel, Inc.                                                457,568     7,549,872
                                                                          -----------
    TRANSPORTATION (1.5%)
    Burlington Northern Santa Fe Corp.                           34,823     2,790,019
    CSX Corp.                                                     9,338       499,863
    Laidlaw International, Inc.                                 252,868     6,878,010
    Swift Transportation Co., Inc.           (g)                346,312     8,183,353
                                                                          -----------
                                                                           18,351,245
                                                                          -----------
    TRUCKING & LEASING (0.6%)
    GATX Corp.                               (d)                188,133     7,470,761
                                                                          -----------
    Total Common Stocks
      (Cost $645,081,172)                                                 723,718,281
                                                                          -----------

                                                                 SHARES         VALUE
                                                                 ------         -----
    CONVERTIBLE PREFERRED STOCK (0.0%)       @

    INTERNET (0.0%)                          @
    Globix Corp.
       (zero coupon)                         (c) (g) (h)          1,182         1,507
                                                                                -----
    Total Convertible Preferred Stock
       (Cost $3,240)                                                            1,507
                                                                                -----

                                                                 SHARES         VALUE
                                                                 ------         -----
    PREFERRED STOCK (0.0%)                     @

    TRANSPORTATION (0.0%)                      @
    Pacific & Atlantic Holdings, Inc.
       7.50%                                   (c) (h)            1,119            11
                                                                                -----
    Total Preferred Stock
      (Cost $0)                                                                    11
                                                                                -----

                                                                NUMBER
                                                                  OF
                                                               WARRANTS         VALUE
                                                               --------         -----
    WARRANT (0.0%)                           @

    TELECOMMUNICATIONS (0.0%)                @
    UbiquiTel, Inc.
       Strike Price $22.74
       Expire 4/15/10                        (g) (h) (j)            65              1
                                                                                -----

    Total Warrant
      (Cost $3,574)                                                                 1
                                                                                -----

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                         -----------       ----------
    SHORT-TERM INVESTMENTS (6.9%)

    CERTIFICATE OF DEPOSIT (0.4%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                     (e) (k)    $ 4,447,914        4,447,914
                                                                           ----------
    Total Certificate of Deposit
       (Cost $4,447,914)                                                    4,447,914
                                                                           ----------
    COMMERCIAL PAPER (0.9%)
    Den Danske Bank
       4.409%, due 2/6/06                     (k)          2,965,276        2,965,276
    Liberty Street
       4.527%, due 3/15/06                    (k)          2,965,276        2,965,276
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                    (k)          2,965,276        2,965,276
    Ranger Funding
       4.523%, due 3/7/06                     (k)          1,482,638        1,482,638
                                                                           ----------
    Total Commercial Paper
       (Cost $10,378,466)                                                  10,378,466
                                                                           ----------

                                                            SHARES            VALUE
                                                         -----------       ----------
    INVESTMENT COMPANY (1.5%)
    BGI Institutional Money Market Fund       (k)         18,635,967       18,635,967
                                                                           ----------
    Total Investment Company
       (Cost $18,635,967)                                                  18,635,967
                                                                           ----------

                                                          PRINCIPAL
                                                            AMOUNT          VALUE
                                                         -----------   --------------
    REPURCHASE AGREEMENT (0.6%)
    Morgan Stanley & Co.
      4.605%, dated 1/31/06
      due 2/1/06 Proceeds at Maturity
      $6,821,008 (Collateralized by various
      bonds with a Principal Amount of
      $6,992,834 and Market Value of
      $7,001,175)                             (k)      $ 6,820,135          6,820,135
                                                                       --------------
    Total Repurchase Agreement
       (Cost $6,820,135)                                                    6,820,135
                                                                       --------------
    TIME DEPOSITS (3.5%)
    Abbey National PLC
       4.40%, due 3/1/06                      (k)          2,965,276        2,965,276
    Bank of America
       4.52%, due 3/27/06                     (e) (k)      5,930,553        5,930,553
    Bank of Nova Scotia
       4.50%, due 3/24/06                     (k)          2,965,276        2,965,276
    Barclays
       4.425%, due 3/6/06                     (k)          2,965,276        2,965,276
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                     (k)          2,965,276        2,965,276

    Deutsche Bank
       4.29%, due 2/1/06                      (k)     1,482,638        1,482,638
    Dexia Group
       4.52%, due 3/27/06                     (k)     2,965,276        2,965,276
    First Tennessee National Corp.
       4.39%, due 2/13/06                     (k)     2,965,277        2,965,277
    Fortis Bank
       4.35%, due 2/8/06                      (k)     2,965,276        2,965,276
    National Australia Bank
       4.46%, due 2/1/06                      (k)     7,413,191        7,413,191
    Societe Generale
       4.50%, due 2/6/06                      (k)     2,965,276        2,965,276
    Wells Fargo & Co.
       4.50%, due 3/20/06                     (k)     2,965,276        2,965,276
                                                                  --------------
    Total Time Deposits
       (Cost $41,513,867)                                             41,513,867
                                                                  --------------
    Total Short-Term Investments
       (Cost $81,796,349)                                             81,796,349
                                                                  --------------
    Total Investments
       (Cost $1,199,490,122)                  (l)         106.6%   1,268,009,993 (m)
    Liabilities in Excess of
       Cash and Other Assets                               (6.6)     (78,983,785)
                                                    -----------   --------------
    Net Assets                                            100.0%  $1,189,026,208
                                                    ===========   ==============

 +   Percentages indicated are based on Fund net assets.

 @   Less than one tenth of a percent.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Issue in default.

(b)  Issuer in bankruptcy.

(c) Fair valued security. The total market value of these securities at January 31, 2006 is $2,597, which reflects 0.0% of the Fund's net assets.

(d)  Represents security, or a portion thereof, which is out on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(f) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(g)  Non-income producing security.

(h)  Illiquid security.

(i)  Restricted security.

(j)  May be sold to institutional investors only.

(k) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)  The cost for federal income tax purposes is $1,200,802,108.

(m) At January 31, 2006 net unrealized appreciation was $67,207,885, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $90,360,674 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $23,152,789.

    MainStay Mid Cap Opportunity Fund

    PORTFOLIO OF INVESTMENTS                        January 31, 2006 (unaudited)

                                                             SHARES      VALUE
                                                            -------   ----------
    COMMON STOCKS (99.1%)                          +

    AUTO COMPONENTS (2.8%)
    Autoliv, Inc.                                            27,845   $1,364,127
    Goodyear Tire & Rubber Co. (The)               (a) (b)   67,038    1,048,474
    Lear Corp.                                     (b)       49,281    1,249,273
                                                                      ----------
                                                                       3,661,874
                                                                      ----------
    BEVERAGES (1.1%)
    PepsiAmericas, Inc.                                      57,527    1,408,836
                                                                      ----------
    BUILDING PRODUCTS (1.3%)
    USG Corp.                                      (a) (b)   17,531    1,668,951
                                                                      ----------
    CAPITAL MARKETS (6.7%)
    A.G. Edwards, Inc.                                       32,199    1,531,706
&   Bear Stearns Cos., Inc. (The)                            17,337    2,192,437
    Federated Investors, Inc. Class B                        35,327    1,363,975
&   Mellon Financial Corp.                                   59,975    2,115,318
    Northern Trust Corp.                                     30,392    1,586,766
                                                                      ----------
                                                                       8,790,202
                                                                      ----------
    COMMERCIAL BANKS (5.0%)
    Comerica, Inc.                                           30,759    1,706,202
    Commerce Bancshares, Inc.                                30,315    1,532,423
    First Citizens BancShares, Inc. Class A                   2,828      543,146
    M&T Bank Corp.                                           17,317    1,875,431
    TCF Financial Corp.                                      34,147      853,334
                                                                      ----------
                                                                       6,510,536
                                                                      ----------
    COMMERCIAL SERVICES & SUPPLIES (2.2%)
    Equifax, Inc.                                            35,858    1,374,079
    Republic Services, Inc.                                  39,599    1,498,822
                                                                      ----------
                                                                       2,872,901
                                                                      ----------
    CONSTRUCTION MATERIALS (1.6%)
    Lafarge North America, Inc.                              13,774      848,754
    Martin Marietta Materials, Inc.                          15,670    1,328,503
                                                                      ----------
                                                                       2,177,257
                                                                      ----------
    CONSUMER FINANCE (1.1%)
    AmeriCredit Corp.                              (a) (b)   48,668    1,399,692
                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (1.0%)
    CIT Group, Inc.                                          24,788    1,322,192
                                                                      ----------
    DIVERSIFIED TELECOMMUNICATION
      SERVICES (1.9%)
    CenturyTel, Inc.                                         46,830    1,559,439
    PanAmSat Holding Corp.                                   35,711      883,133

                                                                      ----------
                                                                       2,442,572
                                                                      ----------
    ELECTRIC UTILITIES (4.4%)
&   American Electric Power Co., Inc.                        59,197    2,209,232
    DPL, Inc.                                                54,457    1,396,277
&   Edison International                                     48,746    2,136,050
                                                                      ----------
                                                                       5,741,559
                                                                      ----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Avnet, Inc.                                       (a)    58,412    1,428,173
                                                                      ----------
    FOOD PRODUCTS (2.3%)
    Hershey Co. (The)                                        23,131    1,184,307
    Seaboard Corp.                                              630      926,094
    Tyson Foods, Inc. Class A                                63,908      915,802
                                                                      ----------
                                                                       3,026,203
                                                                      ----------
    GAS UTILITIES (1.0%)
    Equitable Resources, Inc.                                34,507    1,273,308
                                                                      ----------
    HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
    Hospira, Inc.                                     (a)     5,918      264,830
                                                                      ----------
    HEALTH CARE PROVIDERS & SERVICES (7.4%)
    AmerisourceBergen Corp.                                  43,937    1,917,411
&   CIGNA Corp.                                              20,138    2,448,781
    Community Health Systems, Inc.                    (a)    34,802    1,266,445
    Health Net, Inc.                                  (a)    28,412    1,402,700
    Humana, Inc.                                      (a)    25,084    1,398,935
    Sierra Health Services, Inc.                      (a)    32,876    1,302,547
                                                                      ----------
                                                                       9,736,819
                                                                      ----------
    HOTELS, RESTAURANTS & LEISURE (1.1%)
    Wendy's International, Inc.                              25,776    1,519,495
                                                                      ----------
    HOUSEHOLD DURABLES (3.1%)
    Meritage Homes Corp.                              (a)    23,416    1,416,668
    Ryland Group, Inc.                                       16,723    1,210,076
    Standard Pacific Corp.                            (b)    36,940    1,436,966
                                                                      ----------
                                                                       4,063,710
                                                                      ----------
    HOUSEHOLD PRODUCTS (1.0%)
    Energizer Holdings, Inc.                          (a)    24,840    1,344,092
                                                                      ----------
    INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (1.2%)
    NRG Energy, Inc.                                  (a)    32,272    1,557,769
                                                                      ----------
    INSURANCE (15.6%)
    Alleghany Corp.                                   (a)       399      115,810
    American Financial Group, Inc.                           36,041    1,355,862
    American National Insurance Co.                           7,111      842,654
    AmerUs Group Co.                                         23,721    1,455,758
    Cincinnati Financial Corp.                               33,097    1,507,237
    Hanover Insurance Group, Inc. (The)                      32,347    1,567,212
&   Lincoln National Corp.                                   36,450    1,987,619
    MBIA, Inc.                                                7,416      456,529
    Nationwide Financial Services, Inc. Class A              34,644    1,474,449

    Old Republic International Corp.                         73,848    1,584,040
&   Principal Financial Group, Inc.                          48,094    2,268,113
    SAFECO Corp.                                             32,223    1,683,652
    StanCorp Financial Group, Inc.                           31,117    1,548,071
    Torchmark Corp.                                          19,917    1,117,344
    UnumProvident Corp.                                      73,386    1,491,937
                                                                      ----------
                                                                      20,456,287
                                                                      ----------
    IT SERVICES (0.9%)
    Sabre Holdings Corp. Class A                      (b)    51,424    1,259,888
                                                                      ----------
    LEISURE EQUIPMENT & PRODUCTS (1.4%)
    Mattel, Inc.                                            113,098    1,866,117
                                                                      ----------
    MULTILINE RETAIL (5.4%)
    Dillard's, Inc. Class A                                  51,495    1,333,721
&   Federated Department Stores, Inc.                        35,522    2,366,831
    J.C. Penney Co., Inc.                                    32,748    1,827,338
    Sears Holdings Corp.                              (a)    12,437    1,510,349
                                                                      ----------
                                                                       7,038,239
                                                                      ----------
    MULTI-UTILITIES (3.6%)
    KeySpan Corp.                                            44,444    1,596,428
    PNM Resources, Inc.                                      51,795    1,272,603
    Wisconsin Energy Corp.                                   39,515    1,640,268
    Xcel Energy, Inc.                                         9,784      190,005
                                                                      ----------
                                                                       4,699,304
                                                                      ----------
    OIL, GAS & CONSUMABLE FUELS (4.3%)
    Amerada Hess Corp.                                (b)    12,021    1,860,851
    Kinder Morgan, Inc.                                      13,950    1,342,688
    Sunoco, Inc.                                      (b)    16,194    1,541,669
    Williams Cos., Inc. (The)                                37,034      882,891
                                                                      ----------
                                                                       5,628,099
                                                                      ----------
    PAPER & FOREST PRODUCTS (0.8%)
    Louisiana-Pacific Corp.                           (b)    37,158    1,094,303
                                                                      ----------
    PHARMACEUTICALS (1.3%)
    King Pharmaceuticals, Inc.                        (a)    88,265    1,654,969
                                                                      ----------
    REAL ESTATE (4.6%)
    Annaly Mortgage Management, Inc.                  (b)   108,750    1,351,763
    Crescent Real Estate Equities Co.                        68,423    1,449,883
&   Equity Office Properties Trust                    (b)    60,436    1,923,074
    New Century Financial Corp.                       (b)    33,845    1,327,739
                                                                      ----------
                                                                       6,052,459
                                                                      ----------
    ROAD & RAIL (3.7%)
&   CSX Corp.                                                37,461    2,005,287
    Laidlaw International, Inc.                              52,752    1,434,854
    Norfolk Southern Corp.                                    2,249      112,090
    Swift Transportation Co., Inc.                    (a)    56,684    1,339,443
                                                                      ----------
                                                                       4,891,674
                                                                      ----------
    SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (1.4%)
    Freescale Semiconductor, Inc. Class B             (a)    71,112    1,795,578
                                                                     -----------

    SPECIALTY RETAIL (2.2%)
    AutoNation, Inc.                              (a) (b)   65,411     1,458,011
    Circuit City Stores, Inc.                               57,876     1,459,054
                                                                     -----------
                                                                       2,917,065
                                                                     -----------
    TEXTILES, APPAREL & LUXURY GOODS (0.2%)
    Reebok International, Ltd.                    (b)        5,510       325,035
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE (4.2%)
    Astoria Financial Corp.                                 49,960     1,438,848
    Fremont General Corp.                         (b)       49,541     1,213,755
    MGIC Investment Corp.                         (b)       24,222     1,598,894
    PMI Group, Inc. (The)                                    7,893       341,214
    Radian Group, Inc.                                      15,981       914,593
                                                                     -----------
                                                                       5,507,304
                                                                     -----------
    TOBACCO (0.9%)
    UST, Inc.                                     (b)       32,311     1,258,190
                                                                     -----------
    TRADING COMPANIES & DISTRIBUTORS (1.1%)
    GATX Corp.                                    (b)       36,042     1,431,228
                                                                     -----------
    Total Common Stocks
       (Cost $117,696,318)                                           130,086,710
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ---------     ---------
    SHORT-TERM INVESTMENTS (13.7%)
    CERTIFICATE OF DEPOSIT (0.8%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                         (c) (d) $977,771       977,771
                                                                       ---------
    Total Certificate of Deposit
       (Cost $977,771)                                                   977,771
                                                                       ---------
    COMMERCIAL PAPER (1.7%)
    Den Danske Bank
       4.409%, due 2/6/06                         (c)      651,847       651,847
    Liberty Street
       4.527%, due 3/15/06                        (c)      651,847       651,847
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                        (c)      651,848       651,848
    Ranger Funding
       4.523%, due 3/7/06                         (c)      325,924       325,924
                                                                       ---------
    Total Commercial Paper
       (Cost $2,281,466)                                               2,281,466
                                                                       ---------

                                                           SHARES        VALUE
                                                         ---------     ---------
    INVESTMENT COMPANY (3.1%)
    BGI Institutional Money Market Fund           (c)    4,096,686     4,096,686
                                                                       ---------
    Total Investment Company
       (Cost $4,096,686)                                               4,096,686
                                                                       ---------

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                         ---------     ---------


    REPURCHASE AGREEMENT (1.1%)
    Morgan Stanley & Co.
      4.605% dated 1/31/06
      due 2/1/06 Proceeds at Maturity $1,499,441
      (Collateralized by various
      bonds with a Principal Amount of
      $1,537,213 and Market Value of
      $1,539,046)                                   (c)       $1,499,249        1,499,249
                                                                             ------------
    Total Repurchase Agreement
       (Cost $1,499,249)                                                        1,499,249
                                                                             ------------
    TIME DEPOSITS (7.0%)
    Abbey National PLC
       4.40%, due 3/1/06                            (c)          651,847          651,847
    Bank of America
       4.52%, due 3/27/06                           (c) (d)    1,303,695        1,303,695
    Bank of Nova Scotia
       4.50%, due 3/24/06                           (c)          651,848          651,848
    Barclays
       4.425%, due 3/6/06                           (c)          651,847          651,847
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                           (c)          651,847          651,847
    Deutsche Bank
       4.29%, due 2/1/06                            (c)          325,924          325,924
    Dexia Group
       4.52%, due 3/27/06                           (c)          651,847          651,847
    First Tennessee National Corp.
       4.39%, due 2/13/06                           (c)          651,847          651,847
    Fortis Bank
       4.35%, due 2/8/06                            (c)          651,847          651,847
    National Australia Bank
       4.46%, due 2/1/06                            (c)        1,629,618        1,629,618
    Societe Generale
       4.50%, due 2/6/06                            (c)          651,848          651,848
    Wells Fargo & Co.
       4.50%, due 3/20/06                           (c)          651,848          651,848
                                                                             ------------
    Total Time Deposits
       (Cost $9,125,863)                                                        9,125,863
                                                                             ------------
    Total Short-Term Investments
       (Cost $17,981,035)                                                      17,981,035
                                                                             ------------
    Total Investments
       (Cost $135,677,353)                          (e)            112.8%     148,067,745f
    Liabilities in Excess of
       Cash and Other Assets                                       (12.8)     (16,830,897)
                                                              ----------     ------------
    Net Assets                                                     100.0%    $131,236,848
                                                              ==========     ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(e)  The cost for federal income tax purposes is $135,787,492.

(f) At January 31, 2006 net unrealized appreciation was $12,280,253, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $14,815,253 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,535,000.

MainStay Small Cap Opportunity Fund

PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
    COMMON STOCKS (98.2%)                          +
    AEROSPACE & DEFENSE (0.9%)
    DRS Technologies, Inc.                        (a)      142,510   $ 7,081,322
    Kaman Corp. Class A                                     41,359       871,434
                                                                     -----------
                                                                       7,952,756
                                                                     -----------
    AIRLINES (0.6%)
    SkyWest, Inc.                                          179,504     5,237,927
                                                                     -----------
    AUTO COMPONENTS (0.1%)
    Aftermarket Technology Corp.                  (b)       12,391       261,946
    R&B, Inc.                                     (b)       29,431       306,671
                                                                     -----------
                                                                         568,617
                                                                     -----------
    BUILDING PRODUCTS (0.0%)                       @
    Water Pik Technologies, Inc.                  (b)        1,843        50,406
                                                                     -----------
    CAPITAL MARKETS (0.9%)
    Apollo Investment Corp.                                102,268     1,864,346
    Capital Southwest Corp.                                 17,005     1,587,587
    Investment Technology Group, Inc.             (b)       97,922     4,404,532
    Stifel Financial Corp.                        (b)        2,790       108,587
                                                                     -----------
                                                                       7,965,052
                                                                     -----------
    CHEMICALS (0.2%)
    H.B. Fuller Co.                                         47,041     1,777,679
                                                                     -----------
    COMMERCIAL BANKS (0.6%)
    Ameris Bancorp                                           6,889       141,500
    Banc Corp. (The)                              (b)        2,898        33,037
    Citizens & Northern Corp.                     (a)       24,510       733,584
    First Community Bancorp                                 38,363     2,305,616
    First Indiana Corp.                                     80,100     2,677,743
    FNB Corp.                                                1,165        40,181
                                                                     -----------
                                                                       5,931,661
                                                                     -----------
    COMMERCIAL SERVICES & SUPPLIES (1.7%)
    FTI Consulting, Inc.                          (a)(b)   263,951     7,139,875
    Hudson Highland Group, Inc.                   (b)      312,663     5,146,433
    M&F Worldwide Corp.                           (b)        5,036        77,454
    Pico Holdings, Inc.                           (b)       91,739     3,244,808
    SOURCECORP, Inc.                              (b)        9,836       258,884
                                                                     -----------
                                                                      15,867,454
                                                                     -----------
    COMMUNICATIONS EQUIPMENT (0.2%)
    Digi International, Inc.                      (b)      150,999     1,710,819
                                                                     -----------
    COMPUTERS & PERIPHERALS (2.8%)
    Electronics for Imaging, Inc.                 (b)      148,053     4,093,665

    Imation Corp.                                                 96,982     4,396,194
    Intergraph Corp.                                 (b)         164,948     6,302,663
    Komag, Inc.                                      (a) (b)     248,759    11,706,599
                                                                           -----------
                                                                            26,499,121
                                                                           -----------
    CONSTRUCTION & ENGINEERING (4.3%)
    EMCOR Group, Inc.                                (b)          13,404     1,099,396
&   Quanta Services, Inc.                            (a) (b)     886,155    12,273,247
&   URS Corp.                                        (b)         317,107    13,565,837
&   Washington Group International, Inc.                         218,482    12,966,907
                                                                           -----------
                                                                            39,905,387
                                                                           -----------
    CONSUMER FINANCE (0.5%)
    Advanta Corp. Class B                                        142,556     4,933,863
                                                                           -----------
    DISTRIBUTORS (1.1%)
    Building Materials Holding Corp.                 (a)         125,296     9,919,684
                                                                           -----------
    DIVERSIFIED CONSUMER SERVICES (0.5%)
    Alderwoods Group, Inc.                           (b)         258,515     4,467,139
                                                                           -----------
    DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
    Talk America Holdings, Inc.                      (a) (b)     174,683     1,680,450
    Time Warner Telecom, Inc. Class A                (b)          46,809       505,537
                                                                           -----------
                                                                             2,185,987
                                                                           -----------
    ELECTRIC UTILITIES (4.4%)
    Cleco Corp.                                                  323,617     7,096,921
    El Paso Electric Co.                             (b)         530,245    10,859,418
    Sierra Pacific Resources                         (b)         871,846    11,508,367
    Westar Energy, Inc.                                          552,010    11,371,406
                                                                           -----------
                                                                            40,836,112
                                                                           -----------
    ELECTRICAL EQUIPMENT (1.3%)
    General Cable Corp.                              (b)          62,319     1,526,815
    LSI Industries, Inc.                                          21,537       310,779
    Preformed Line Products Co.                                      745        32,326
    Regal-Beloit Corp.                               (a)         268,142     9,891,758
                                                                           -----------
                                                                            11,761,678
                                                                           -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    Brightpoint, Inc.                                (b)          77,654     1,754,204
    Park Electrochemical Corp.                                    14,776       417,865
                                                                           -----------
                                                                             2,172,069
                                                                           -----------
    ENERGY EQUIPMENT & SERVICES (1.9%)
&   Helmerich & Payne, Inc.                                      158,708    12,436,359
    Lufkin Industries, Inc.                                       12,327       830,840
    SEACOR Holdings, Inc.                            (b)          20,580     1,528,682
    Veritas DGC, Inc.                                (b)          69,851     3,147,486
                                                                           -----------
                                                                            17,943,367
                                                                           -----------
    FOOD & STAPLES RETAILING (3.0%)
    Great Atlantic & Pacific Tea Co. (The)           (a) (b)      81,089     2,532,409
    Ingles Markets, Inc. Class A                                 337,303     5,427,205
    Nash Finch Co.                                   (a)         304,193     9,004,113
    Performance Food Group Co.                       (a) (b)     381,691    10,523,221

    Smart & Final, Inc.                        (b)           5,911        80,390
    Spartan Stores, Inc.                       (b)           8,155        96,800
                                                                     -----------
                                                                      27,664,138
                                                                     -----------
    FOOD PRODUCTS (2.3%)
    Chiquita Brands International, Inc.        (a)         563,380    10,202,812
    Gold Kist, Inc.                            (b)         200,953     3,036,400
    Seaboard Corp.                                           5,782     8,499,482
                                                                     -----------
                                                                      21,738,694
                                                                     -----------
    GAS UTILITIES (3.0%)
    Energen Corp.                                          194,455     7,587,634
    Northwest Natural Gas Co.                              245,493     8,737,096
    South Jersey Industries, Inc.                           24,376       716,654
    WGL Holdings, Inc.                                     336,896    10,504,417
                                                                     -----------
                                                                      27,545,801
                                                                     -----------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
    Hologic, Inc.                              (b)          84,640     4,355,574
    Viasys Healthcare, Inc.                    (b)         269,459     7,631,079
    Vital Signs, Inc.                                        8,891       456,197
                                                                     -----------
                                                                      12,442,850
                                                                     -----------
    HEALTH CARE PROVIDERS & SERVICES (4.7%)
    Alliance Imaging, Inc.                     (b)         381,135     1,798,957
    American Dental Partners, Inc.             (b)          14,278       234,159
    Genesis HealthCare Corp.                   (b)         222,001     8,136,337
    Gentiva Health Services, Inc.              (b)          28,171       534,967
    Kindred Healthcare, Inc.                   (b)         479,470    10,979,863
    Sierra Health Services, Inc.               (b)         290,980    11,528,628
    Sunrise Senior Living, Inc.                (a) (b)     284,956    10,358,151
                                                                     -----------
                                                                      43,571,062
                                                                     -----------
    HOTELS, RESTAURANTS & LEISURE (1.7%)
    LoneStar Steakhouse & Saloon, Inc.                      93,911     2,544,049
    O'Charley's, Inc.                          (b)          52,813       914,193
    Papa John's International, Inc.            (b)          43,808     1,521,452
    Vail Resorts, Inc.                         (a) (b)     358,181    10,885,121
                                                                     -----------
                                                                      15,864,815
                                                                     -----------
    HOUSEHOLD DURABLES (1.6%)
    Avatar Holdings, Inc.                      (a) (b)      15,697       897,084
    California Coastal Communities, Inc.       (a) (b)     143,330     5,637,169
    National Presto Industries, Inc.                       170,232     7,966,858
                                                                     -----------
                                                                      14,501,111
                                                                     -----------
    INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (2.3%)
    Black Hills Corp.                                      323,183    11,505,315
    Dynegy, Inc. Class A                       (a) (b)   1,835,576    10,095,668
                                                                     -----------
                                                                      21,600,983
                                                                     -----------
    INSURANCE (17.9%)
    21st Century Insurance Group                            45,343       736,370
    American Equity Investment Life Holding
    Co.                                        (a)         450,960     6,335,988
    American Physicians Capital, Inc.          (b)          94,597     4,625,793
&   AmerUs Group Co.                                       251,011    15,404,545
    Argonaut Group, Inc.                       (b)         288,352    10,250,914

    Ceres Group, Inc.                              (b)      10,812        60,547
    Commerce Group, Inc.                                   208,743    11,251,248
    Delphi Financial Group, Inc. Class A                    37,650     1,794,399
    Donegal Group, Inc. Class A                             10,055       233,779
    FBL Financial Group, Inc. Class A                       46,556     1,552,643
    FPIC Insurance Group, Inc.                     (b)      80,652     3,004,287
    Great American Financial Resources, Inc.                 6,298       143,909
    Hanover Insurance Group, Inc. (The)                    103,890     5,033,470
    Harleysville Group, Inc.                                39,475     1,087,931
    Horace Mann Educators Corp.                             57,007     1,116,767
    Kansas City Life Insurance Co.                          14,534       732,659
&   LandAmerica Financial Group, Inc.                      187,254    12,355,019
    Midland Co. (The)                                       28,242     1,053,427
    National Western Life Insurance Co. Class A              8,020     1,732,320
    Navigators Group, Inc.                         (b)      41,756     1,865,241
    Odyssey Re Holdings Corp.                      (a)      55,162     1,358,640
&   Ohio Casualty Corp.                                    405,082    12,209,171
    Phoenix Cos., Inc. (The)                       (a)     373,765     5,640,114
    ProAssurance Corp.                             (b)      14,689       751,930
    RLI Corp.                                              188,857    10,321,035
    Safety Insurance Group, Inc.                           127,616     5,117,402
    Selective Insurance Group, Inc.                (a)     204,519    11,862,102
    State Auto Financial Corp.                              13,419       516,229
    Stewart Information Services Corp.                      92,362     4,936,749
    United Fire & Casualty Co.                     (a)     268,653    11,020,146
    Universal American Financial Corp.             (b)     544,950     8,975,326
&   Zenith National Insurance Corp.                        230,890    12,765,908
                                                                     -----------
                                                                     165,846,008
                                                                     -----------
    INTERNET & CATALOG RETAIL (0.1%)
    Systemax, Inc.                                 (b)     106,767       772,993
                                                                     -----------
    IT SERVICES (0.3%)
    MAXIMUS, Inc.                                           18,974       742,263
    SYKES Enterprises, Inc.                        (b)     110,333     1,434,329
    TALX Corp.                                              23,353       731,883
                                                                     -----------
                                                                       2,908,475
                                                                     -----------
    MACHINERY (3.5%)
    Barnes Group, Inc.                                      39,955     1,513,096
    Circor International, Inc.                              60,919     1,670,399
    EnPro Industries, Inc.                         (b)     340,687    10,452,277
    Gehl Co.                                       (b)      16,328       476,778
    Manitowoc Co.                                           54,961     3,654,906
    NACCO Industries, Inc. Class A                          76,917    10,525,322
    Terex Corp.                                    (b)      62,238     4,387,779
                                                                     -----------
                                                                      32,680,557
                                                                     -----------
    MEDIA (0.9%)
    Carmike Cinemas, Inc.                          (a)      10,678       244,633
    Lin TV Corp. Class A                           (b)     156,468     1,600,668
    RCN Corp.                                      (a)(b)  262,194     6,423,753
                                                                     -----------
                                                                       8,269,054
                                                                     -----------
    METALS & MINING (2.1%)
    A.M. Castle & Co.                              (b)     131,888     3,976,423
    Commercial Metals Co.                                   65,464     3,098,411


    Reliance Steel & Aluminum Co.                           27,453     2,182,513
    Ryerson, Inc.                                  (a)     320,521     9,897,688
                                                                     -----------
                                                                      19,155,035
                                                                     -----------
    MULTILINE RETAIL (0.4%)
    Bon-Ton Stores, Inc. (The)                              19,509       411,055
    Conn's, Inc.                                   (a)(b)   15,722       683,593
    Dillard's, Inc. Class A                                 93,797     2,429,342
                                                                     -----------
                                                                       3,523,990
                                                                     -----------
    MULTI-UTILITIES (1.2%)
    PNM Resources, Inc.                                    463,682    11,392,667
                                                                     -----------
    OIL, GAS & CONSUMABLE FUELS (8.0%)
    Cabot Oil & Gas Corp.                                   17,516       903,300
    Callon Petroleum Co.                           (b)     407,850     7,716,522
    Cimarex Energy Co.                             (b)     134,062     6,107,865
    Encore Acquisition Co.                         (b)     215,519     7,791,012
    Giant Industries, Inc.                         (b)     133,698     9,344,153
    Holly Corp.                                             97,237     7,156,643
    Overseas Shipholding Group, Inc.                       218,542    11,272,396
    Petroleum Development Corp.                    (b)      34,668     1,485,870
    Remington Oil & Gas Corp.                      (b)      49,846     2,233,101
    St. Mary Land & Exploration Co.                        255,794    11,162,850
    Swift Energy Co.                               (a)(b)  176,458     8,720,554
                                                                     -----------
                                                                      73,894,266
                                                                     -----------
    REAL ESTATE (4.7%)
    American Home Mortgage Investment Corp.        (a)     379,329    10,848,809
    Arbor Realty Trust, Inc.                               210,740     5,536,140
    Commercial Net Lease Realty, Inc.                      117,656     2,697,852
    FelCor Lodging Trust, Inc.                             282,738     5,615,177
    Gramercy Capital Corp.                                  52,984     1,395,599
    Kilroy Realty Corp.                                     17,268     1,167,144
    LaSalle Hotel Properties                       (a)     230,182     8,797,556
    Luminent Mortgage Capital, Inc.                        249,898     2,079,151
    Trammell Crow Co.                              (b)     167,332     4,753,902
    U-Store-It Trust                                        24,128       515,857
                                                                     -----------
                                                                      43,407,187
                                                                     -----------
    ROAD & RAIL (3.5%)
    Amerco, Inc.                                            34,718     2,813,200
    Dollar Thrifty Automotive Group, Inc.          (b)     181,828     6,896,736
    Kansas City Southern                           (b)     422,176    10,968,132
    Laidlaw International, Inc.                            447,710    12,177,712
                                                                     -----------
                                                                      32,855,780
                                                                     -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
    Cohu, Inc.                                              62,914     1,783,612
    MKS Instruments, Inc.                          (b)      20,158       438,436
                                                                     -----------
                                                                       2,222,048
                                                                     -----------
    SOFTWARE (1.5%)
    MRO Software, Inc.                             (b)      25,670       393,778
    Reynolds & Reynolds Co. (The) Class A                   71,297     2,024,835
    THQ, Inc.                                      (a)(b)  434,437    11,403,971
                                                                     -----------
                                                                      13,822,584
                                                                     -----------

    SPECIALTY RETAIL (4.8%)
    Asbury Automotive Group, Inc.                 (b)       30,013       540,234
    Burlington Coat Factory Warehouse Corp.       (a)      240,243    10,734,057
&   Payless ShoeSource, Inc.                      (b)      583,434    14,212,452
    Rent-Way, Inc.                                (b)      194,590     1,325,158
    Sports Authority, Inc. (The)                  (a)(b)   199,286     7,317,782
    Stage Stores, Inc.                                     177,383     5,266,501
    United Auto Group, Inc.                       (a)      139,785     5,353,765
                                                                     -----------
                                                                      44,749,949
                                                                     -----------
    TEXTILES, APPAREL & LUXURY GOODS (1.8%)
    Brown Shoe Co., Inc.                                    77,229     3,476,850
    Perry Ellis International, Inc.               (b)        9,502       192,986
    Phillips-Van Heusen Corp.                               39,727     1,435,337
    Stride Rite Corp.                                       96,285     1,393,244
    Warnaco Group, Inc. (The)                     (b)      428,042    10,624,002
                                                                     -----------
                                                                      17,122,419
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE (3.4%)
    Corus Bankshares, Inc.                        (a)       86,354     5,544,790
    Doral Financial Corp.                         (a)      919,033     9,989,889
    Downey Financial Corp.                                 158,362    10,369,544
    Federal Agricultural Mortgage Corp. Class C              5,626       159,666
    FirstFed Financial Corp.                      (b)       57,176     3,584,935
    Franklin Bank Corp.                           (b)       35,568       613,904
    TierOne Corp.                                           47,135     1,532,359
                                                                     -----------
                                                                      31,795,087
                                                                     -----------
    TRADING COMPANIES & DISTRIBUTORS (1.5%)
&   GATX Corp.                                             307,505    12,211,024
    Huttig Building Products, Inc.                (b)      146,156     1,309,558
                                                                     -----------
                                                                      13,520,582
                                                                     -----------
    WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    Centennial Communications Corp.               (b)      95,194        897,679
                                                                     -----------
    Total Common Stocks
       (Cost $807,633,924)                                           911,452,592
                                                                     -----------

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ----------   ---------
    SHORT-TERM INVESTMENTS (18.9%)
    CERTIFICATE OF DEPOSIT (1.0%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                        (c)(d)   $9,574,315   9,574,315
                                                                       ---------
    Total Certificate of Deposit
       (Cost $9,574,315)                                               9,574,315
                                                                       ---------
    COMMERCIAL PAPER (2.4%)
    Den Danske Bank
       4.409%, due 2/6/06                        (c)       6,382,877   6,382,877
    Liberty Street
       4.527%, due 3/15/06                       (c)       6,382,876   6,382,876
    Prefco Enterprises, Inc.

       4.518%, due 2/27/06               (c)        6,382,876        6,382,876
    Ranger Funding
       4.523%, due 3/7/06                (c)        3,191,438        3,191,438
                                                                --------------
    Total Commercial Paper
       (Cost $22,340,067)                                           22,340,067
                                                                --------------

                                                     SHARES          VALUE
                                                  -----------   --------------
    INVESTMENT COMPANY (4.3%)
    BGI Institutional Money Market Fund  (c)       40,114,663       40,114,663
    Total Investment Company                                    --------------
       (Cost $40,114,663)                                           40,114,663
                                                                --------------

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                  -----------   --------------
    REPURCHASE AGREEMENT (1.6%)
    Morgan Stanley & Co.
       4.605% dated 1/31/06
       due 2/1/06 Proceeds at Maturity
       $14,682,494 (Collateralized by
       various bonds with a Principal
       Amount of $15,052,357 and Market
       Value of $15,070,310)             (c)      $14,680,616       14,680,616
                                                                --------------
    Total Repurchase Agreement
       (Cost $14,680,616)                                           14,680,616
                                                                --------------
    TIME DEPOSITS (9.6%)
    Abbey National PLC
       4.40%, due 3/1/06                 (c)        6,382,876        6,382,876
    Bank of America
       4.52%, due 3/27/06                (c) (d)   12,765,753       12,765,753
    Bank of Nova Scotia
       4.50%, due 3/24/06                (c)        6,382,876        6,382,876
    Barclays
       4.425%, due 3/6/06                (c)        6,382,876        6,382,876
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                (c)        6,382,877        6,382,877
    Deutsche Bank
       4.29%, due 2/1/06                 (c)        3,191,438        3,191,438
    Dexia Group
       4.52%, due 3/27/06                (c)        6,382,876        6,382,876
    First Tennessee National Corp.
       4.39%, due 2/13/06                (c)        6,382,876        6,382,876
    Fortis Bank
       4.35%, due 2/8/06                 (c)        6,382,876        6,382,876
    National Australia Bank
       4.46%, due 2/1/06                 (c)       15,957,191       15,957,191
    Societe Generale
       4.50%, due 2/6/06                 (c)        6,382,876        6,382,876
    Wells Fargo & Co.
       4.50%, due 3/20/06                (c)        6,382,877        6,382,877
                                                                --------------
    Total Time Deposits
       (Cost $89,360,268)                                           89,360,268
                                                                --------------
    Total Short-Term Investments
       (Cost $176,069,929)                                         176,069,929
                                                                --------------

    Total Investments
       (Cost $983,703,853)                  (e)         117.1%   1,087,522,521(f)
    Liabilities in Excess of
       Cash and Other Assets                            (17.1)    (159,149,847)
                                                   ----------   --------------
    Net Assets                                          100.0%  $  928,372,674
                                                   ==========   ==============

+    Percentages indicated are based on Fund net assets.

@    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(e)  The cost for federal income tax purposes is $987,346,635.

(f) At January 31, 2006 net unrealized appreciation was $100,175,886, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $119,686,084 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $19,510,198.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS


By: /s/ CHRISTOPHER O. BLUNT
    ---------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ CHRISTOPHER O. BLUNT
    ---------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: March 30, 2006


By: /s/ ARPHIELA ARIZMENDI
    ---------------------------------
    ARPHIELA ARIZMENDI
    Treasurer and Principal Financial
    and Accounting  Officer

Date: March 30, 2006